Consolidated Statements of Changes In Equity - USD ($) $ in Millions		Total	Finocas	Arceo5	AMTBA	Equity attributable to the equity holders of the parent	Equity attributable to the equity holders of the parent Arceo5	Equity attributable to the equity holders of the parent AMTBA	Share Capital		Treasury Shares	Mandatorily Convertible Notes	Additional Paid-in Capital	Retained Earnings	Retained Earnings Arceo5	Retained Earnings AMTBA	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH	Unrealized Gains (Losses) on Investments in Equity Instruments at FVOCI	Recognized actuarial (losses) gains	Non-controlling interests	Non-controlling interests Finocas	Non-controlling interests Arceo5	Non-controlling interests AMTBA
Beginning balance (in shares) at Dec. 31, 2022	[1]								805,000,000
Beginning balance at Dec. 31, 2022		$ 55,590				$ 53,152			$ 312		$ (1,895)	$ 509	$ 28,651	$ 45,442			$ (20,819)	$ 2,905	$ 437	$ (2,390)	$ 2,438
Changes in equity [abstract]
Net income (including non-controlling interests)		1,022	$ 2	$ 5		919								919							103
Other comprehensive income (loss)		1,274				1,258											2,378	(927)	(108)	(85)	16
Total comprehensive income (loss)		2,296	2	5		2,177								919			2,378	(927)	(108)	(85)	119
Cancellation of shares (note 11.1)		0							$ (9)		664		(655)
Conversion of mandatorily convertible notes (in shares)	[1]								57,000,000
Conversion of mandatorily convertible notes (note 11.2)		231				231					1,534	(509)	(794)
Recognition of share-based payments (note 8.3) (in shares)	[1]								2,000,000
Recognition of share-based payments (note 8.3)		39				39					56		(17)
Shares buyback (in shares)	[1]								(45,000,000)
Share buyback (note 11.1)		(1,208)				(1,208)					(1,208)
Dividend (notes 11.4 and 11.5)		(520)				(369)								(369)							(151)
Disposal of Erdemir shares		0												333					(333)
Early redemption of mandatory convertible bonds (note 11.2)		(315)				(24)								(24)							(291)
Mandatorily convertible bond extension (note 11.2)		(32)																			(32)
Capital increase ArcelorMittal Liberia (note 11.5.1)		0				(15)								(15)							15
Other movements		$ (13)				(22)								(22)							9
Ending balance (in shares) at Dec. 31, 2023		819,271,756							819,000,000	[1]
Ending balance at Dec. 31, 2023		$ 56,068				53,961			$ 303		(849)	0	27,185	46,264			(18,441)	1,978	(4)	(2,475)	2,107
Changes in equity [abstract]
Net income (including non-controlling interests)		1,380	4	8		1,339								1,339							41
Other comprehensive income (loss)		(4,480)				(4,390)											(3,855)	(657)	29	93	(90)
Total comprehensive income (loss)		(3,100)	4	8		(3,051)								1,339			(3,855)	(657)	29	93	(49)
Recognition of share-based payments (note 8.3) (in shares)	[1]								2,000,000
Recognition of share-based payments (note 8.3)		37				37					32		5
Shares buyback (in shares)	[1]								(52,000,000)
Share buyback (note 11.1)		(1,300)				(1,300)					(1,300)
Dividend (notes 11.4 and 11.5)		(585)				(393)								(393)							(192)
Disposal of Erdemir shares		0												75					(75)
Capital increase ArcelorMittal Liberia (note 11.5.1)		0				(30)								(30)							30
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			172																			$ 172
Other movements		$ (6)				(1)								(1)							(5)
Ending balance (in shares) at Dec. 31, 2024		768,546,622							769,000,000	[1]
Ending balance at Dec. 31, 2024		$ 51,286				49,223			$ 303		(2,117)	0	27,190	47,254			(22,296)	1,321	(50)	(2,382)	2,063
Changes in equity [abstract]
Net income (including non-controlling interests)		3,243	6	5		3,152								3,152							91
Other comprehensive income (loss)		2,892				2,785											2,951	(177)	27	(16)	107
Total comprehensive income (loss)		6,135	6	5		5,937								3,152			2,951	(177)	27	(16)	198
Cancellation of shares (note 11.1)		0							$ (28)		1,990		(1,962)
Recognition of share-based payments (note 8.3) (in shares)	[1]								1,000,000
Recognition of share-based payments (note 8.3)		56				56					34		22
Shares buyback (in shares)	[1]								(9,000,000)
Share buyback (note 11.1)		(262)				(262)					(262)
Dividend (notes 11.4 and 11.5)		(548)				(421)								(421)							(127)
Mandatorily convertible bond extension (note 11.2)		22																			22
Capital increase ArcelorMittal Liberia (note 11.5.1)		0				(23)								(23)							23
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			$ 172	$ (88)	$ (11)		$ 9	$ (31)							$ 9	$ (31)							$ (97)	$ 20
Disposal of Arcelor Mittal Zenica and Prijedor (note 2.3)		(30)																			(30)
Other movements		$ (24)				(22)								(22)							(2)
Ending balance (in shares) at Dec. 31, 2025		761,125,819							761,000,000	[1]
Ending balance at Dec. 31, 2025		$ 56,536				$ 54,466			$ 275		$ (355)	$ 0	$ 25,250	$ 49,918			$ (19,345)	$ 1,144	$ (23)	$ (2,398)	$ 2,070

[1]	Amounts are in millions of shares (treasury shares are excluded).